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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended September 30, 2004
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Marshfield Associates
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Address: 21 Dupont Circle, NW
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         Suite 500
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         Washington, DC 20036
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julie Stapel
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Title: General Counsel
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Phone: 202-828-6200
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Signature, Place, and Date of Signing:

/s/ Julie Stapel                   Washington, DC                11/10/2004
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                             Marshfield Associates
                                    FORM 13F
                               September 30, 2004

                                                                                                               Voting Authority
                                                                                                           -----------------------
                                                           Value    Shares/   Sh/ Put/  Invstmt    Other
Name of Issuer                  Title of class   CUSIP    (x$1000)  Prn Amt   Prn Call  Dscretn  Managers    Sole     Shared  None
------------------------------  -------------- ---------- --------  --------  --- ----  -------  --------- ---------  ------  ----

Abbott Laboratories             COM            002824100        401      9470 SH        Sole                    9470
American Express Company        COM            025816109        262      5100 SH        Sole                    5100
American International Group    COM            026874107        656      9641 SH        Sole                    9641
Autozone Inc.                   COM            053332102      39801    515228 SH        Sole                  515228
Berkshire Hathaway Class A      COM            084670108      25735       297 SH        Sole                     297
Berkshire Hathaway Class B      COM            084670207      37317     12998 SH        Sole                   12998
CCC Information Services        COM            12487Q109       8629    487766 SH        Sole                  487766
Dover Corp.                     COM            260003108       6992    179877 SH        Sole                  179877
Duke Energy Company             COM            264399106      87425   3819344 SH        Sole                 3819344
Fairfax Financial Hldgs LTD     COM            303901102      31315    250819 SH        Sole                  250819
Federal Home Loan Mortgage Cor  COM            313400301        864     13236 SH        Sole                   13236
First Data Corp                 COM            319963104        323      7416 SH        Sole                    7416
Gannett Inc.                    COM            364730101      14318    170938 SH        Sole                  170938
General Electric Company        COM            369604103       5893    175504 SH        Sole                  175504
Harley-Davidson                 COM            412822108        261      4385 SH        Sole                    4385
Heineken Holdings NV Shs A      COM            N39338152        642     23963 SH        Sole                   23963
HomeFed Corp                    COM            43739D307       1349     31551 SH        Sole                   31551
Johnson & Johnson               COM            478160104       7406    131466 SH        Sole                  131466
Leucadia National Corporation   COM            527288104      32697    577174 SH        Sole                  577174
Lindt & Sprungli                COM                             437       380 SH        Sole                     380
Martin Marietta Materials       COM            573284106      77890   1720559 SH        Sole                 1720559
Mercantile Bankshares Corp.     COM            587405101        215      4491 SH        Sole                    4491
Merck & Co., Inc.               COM            589331107        717     21738 SH        Sole                   21738
Mohawk Industries               COM            608190104      22542    283943 SH        Sole                  283943
Montpelier Re Holdings Ltd      COM            G62185106      37918   1033738 SH        Sole                 1033738
Nestle ADR (Regular Shares)     COM            641069406        765     13287 SH        Sole                   13287
Nestle SA Cham et Vevey (Regis  COM            H57312466        523      2300 SH        Sole                    2300
Nike Inc Cl B                   COM            654106103        358      4540 SH        Sole                    4540
Odyssey Re Holdings             COM            67612W108      80267   3618906 SH        Sole                 3618906
PepsiCo, Inc.                   COM            713448108        491     10102 SH        Sole                   10102
Pfizer Inc.                     COM            717081103       1540     50315 SH        Sole                   50315
Sealed AirCorp                  COM            81211K100      17882    385812 SH        Sole                  385812
State Street Corp               COM            857477103        508     11890 SH        Sole                   11890
Student Loan Corp               COM            863902102        333      2350 SH        Sole                    2350
TJX Companies Inc               COM            872540109      33690   1528597 SH        Sole                 1528597
Washington Post Co Cl B         COM            939640108       4606      5006 SH        Sole                    5006
Wells Fargo & Company           COM            949740104      29489    494536 SH        Sole                  494536
White Mountains Insurance Grou  COM            G9618E107     131365    249743 SH        Sole                  249743
Wyeth                           COM            983024100        212      5661 SH        Sole                    5661
YUM! Brands Inc                 COM            988498101      93957   2310793 SH        Sole                 2310793
REPORT SUMMARY                  40 DATA RECORDS              837989           0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED